Organization and Principal Business Activity	12 Months Ended
Dec. 31, 2014
Organization And Principal Business Activity [Abstract]
ORGANIZATION AND PRINCIPAL BUSINESS ACTIVITY

NOTE 1 - ORGANIZATION AND PRINCIPAL BUSINESS ACTIVITY

Nxt-ID, Inc. (“Nxt-ID” or the “Company”) was incorporated in the State of Delaware on February 8, 2012. Nxt-ID is a biometrics and authentication company focused on the growing m-commerce market with an innovative MobileBio™ suite of biometric solutions that secure mobile platforms. The Company also serves the access control and law enforcement facial recognition markets.

3D-ID, LLC (“3D-ID”) was organized and registered in the State of Florida on February 14, 2011. The Company is an early stage company engaged in the design, research and development, integration, analysis, modeling, system networking, sales and support of intelligent surveillance, three dimensional facial recognition and three dimensional imaging devices and systems primarily for identification and access control in the security industries.

On September 25, 2012, Nxt-ID, a company having similar ownership as 3D-ID, acquired 100% of the membership interests in 3D-ID (the “Acquisition”) in exchange for 20,000,000 shares of Nxt-ID common stock. Since this was a transaction between entities under common control, in accordance with Accounting Standards Codification (“ASC”) 805, “Business Combinations”, Nxt-ID recognized the net assets of 3D-ID at their carrying amounts in the accounts of Nxt-ID on the date that 3D-ID was organized.